Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Earnings per share

42.	Earnings per share

(a)	Basic and diluted earnings per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	3,156,722	3,403,497	3,414,595
Less:
Dividends to hybrid bond		(40,357)	(61,993)	(85,327)

Net profit available for common stock	~~W~~	3,116,365	3,341,504	3,329,268

Weighted average number of common shares outstanding (*1)		473,649,076	477,346,731	500,343,324
Basic and diluted earnings per share in won	~~W~~	6,579	7,000	6,654

(*1)

The number of basic ordinary shares outstanding is 516,599,554 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.

(*2)	Treasury stock has retired on June 1, 2020.

(b)	The calculation details of the weighted average number of ordinary shares are as follows:

	2020
	Number of shares	Number of days
Number of common shares issued	516,599,554	178,880,869,852
Shares of convertible preferred stock	17,482,000	6,398,412,000
Shares of treasury stock	(704,796)	(2,153,625,403)
Average number of ordinary shares	533,376,758	183,125,656,449
Days		366 days
Weighted average number of ordinary shares		500,343,324